Fees Summary	Aug. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,349,180.00
Previously Paid Amount	0.00
Total Fee Amount	1,981.63
Total Offset Amount	0.00
Net Fee	$ 1,981.63
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A